Shareholders' equity - Common Shares (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Common shares
Shareholders' equity
Shares issued	186,362,994		186,362,994
Shares issued - DRIP	179,478	139,806	427,663	424,847
Preferred shares
Shareholders' equity
Shares issued	0		0
Shares, par value (dollars per share)	$ 0		$ 0